PROFIT APPROPRIATION (Narrative) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
General reserve fund annual appropriation after tax profit	10.00%
Amount of restricted paid-in capital and statutory reserve funds	$ 5.4	¥ 38.4	$ 7.9	¥ 49.4
Restricted share capital	$ 244.7	¥ 1,716.4
Reserve, Adjustment Description	These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end until the accumulated reserve fund has reached 50% of the registered capital of the respective company); the appropriation to the other funds are at the PRC subsidiaries' discretion.